Cover	Feb. 10, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Feb. 10, 2023
Entity Registrant Name	Conformis, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-37474
Entity Tax Identification Number	56-2463152
Entity Address, Address Line One	600 Technology Park Drive
Entity Address, City or Town	Billerica
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01821
City Area Code	781
Local Phone Number	345-9001
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.00001 par value per share
Trading Symbol	CFMS
Entity Emerging Growth Company	false
Entity Central Index Key	0001305773
Amendment Flag	false